Label	Element	Value
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	$ 2,405,000,000
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	196,000,000
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	213,000,000
Cash	us-gaap_Cash	161,000,000
Cash	us-gaap_Cash	142,000,000
Cash	us-gaap_Cash	$ 58,000,000